UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)
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                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004


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ITEM 1.   SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington TEI, LDC, which in turn invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). As of December 31, 2004, the registrant indirectly owned 19.47% of the Portfolio Company. The Portfolio Company has included a schedule of its investments as of December 31, 2004, in its filing on Form N-Q made with the Securities and Exchange Commission on February 23, 2005.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Man-Glenwood Lexington TEI, LLC


By:                                              /s/ John B. Rowsell
                                                 -------------------
                                                 John B. Rowsell
                                                 Principal Executive Officer

Date: February 22, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                                              /s/ John B. Rowsell
                                                 -------------------
                                                 John B. Rowsell
                                                 Principal Executive Officer

Date: February 22, 2005


By:                                              /s/ Alicia Derrah
                                                 -----------------
                                                 Alicia Derrah
                                                 Principal Financial Officer

Date: February 22, 2005